Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss from continuing operations	$ (2,221,485)	$ (2,656,388)
Net loss from discontinued operations	(461,405)	(3,221,494)
Net loss for the period	(2,682,890)	(5,877,882)
Adjustments for non-cash items:
Depreciation and amortization	104,000	2,150,045
Depreciation and amortization from discontinued operations	261,501
Change in fair value of biological assets		(108,239)
Change in fair value of financial asset at fair value through profit or loss		(464)
Interest expenses	81,021	219,936
Interest expenses from discontinued operations	124,205
Fair value of RSUs granted and exercised	1,547,703	753,759
Loss (gain) on settlement on debt	60,449	(10,422)
Loss on sale of subsidiary	165,625
Write-off of holdback payable	(400,000)
Working capital adjustments (net of amounts acquired/disposed):
Trade and other receivables	(189,536)	599,081
Prepayments	(1,174,292)	(129,786)
Inventory		467,285
Trade and other payables	(31,118)	1,025,203
Due to related parties	(458,648)
Cash flows used in operating activities	(2,591,980)	(911,484)
Cash flows from investing activities:
Additions to property, plant and equipment	(1,343,893)	(1,935)
Cash surrendered on sale of RPK	(105,175)
Cash proceeds from sale of subsidiary	1,553,750
Loan receivable	(632)
Cash flows provided by (used in) investing activities	104,050	(1,935)
Cash flows from financing activities:
Proceeds from private placement, net of costs	9,398,086
Advances from related parties	44,975
Repayment of advances from related parties	(465,297)
Loans received	65,282	1,495,597
Loans repaid	(104,920)	(221,063)
Lease payments	(300,000)	(60,000)
Cash flows provided by financing activities	8,638,126	1,214,534
Net increase in cash and cash equivalents	6,150,196	301,115
Effects of exchange rate changes on cash and cash equivalents	(212,089)	(113,580)
Cash and cash equivalents at the beginning of the period	93,875	255,803
Cash and cash equivalents at the end of the period	$ 6,031,982	$ 443,338